Shareholder Report, Holdings (Details) - Fidelity Series Sustainable U.S. Market Fund	Jan. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%